PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio Performance Management - PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Jun. 11, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
Performance One Year or Less [Text]	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.